SHARE CAPITAL - Disclosure Of Shares Sold Pursuant To Share Purchase Agreement (Details) - USD ($)		9 Months Ended
	Dec. 23, 2019	Sep. 30, 2020	Feb. 13, 2020	Dec. 31, 2019	Aug. 29, 2019
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		81,549,320		39,907,681
Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		4,408,048
Value		$ 2,071,930
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued	973,000	7,784,444	4,408,048		1,777,325
Value	$ 423,440	$ 5,304,531
January 3, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		500,000
Value		$ 219,600
January 6, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		500,000
Value		$ 229,300
January 8, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		400,000
Value		$ 195,160
January 10, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		500,000
Value		$ 247,550
January 17, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		600,000
Value		$ 303,000
January 23, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		600,000
Value		$ 295,320
February 6, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		600,000
Value		$ 282,000
February 13, 2020 [Member] | Aspire Capital Fund LLC [Member] | Second Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		708,048
Value		$ 300,000
August 30, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		2,417,162
Value		$ 3,000,000
November 8, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,560
November 8, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,560
November 12, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,970
November 12, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,000
November 13, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		100,000
Value		$ 42,970
November 14, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		300,000
Value		$ 128,910
November 15, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		2,500,000
Value		$ 1,074,250
November 19, 2019 [Member] | Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure Of Shares Sold Pursuant To Share Purchase Agreement [Line Items]
Common shares issued		2,067,282
Value		$ 888,311